Summary of Gross Carrying Amounts of Loans, Acceptance and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings (Details) - CAD ($) $ in Millions	Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 895,161		$ 859,561
Allowance for loan losses	6,784		6,432	$ 6,040
Trading loans at fair value	17,000		12,000
Loan and acceptances, net of allowance	888,377		853,129
Total loans	69,719		69,675
Allowance for loan losses	6,784		6,432
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses			0
Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	817,458		787,437
Allowance for loan losses	2,618		2,522	2,450
Loan and acceptances, net of allowance	814,840		784,915
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	74,631		69,506
Allowance for loan losses	3,179		3,149	2,886
Loan and acceptances, net of allowance	71,452		66,357
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,072		2,618
Allowance for loan losses	987		761	704
Loan and acceptances, net of allowance	2,085		1,857
Acquired Credit Impaired Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	92		115
Allowance for loan losses	3		4
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	309,689		293,924
Allowance for loan losses	378	$ 334	323	257	$ 255	$ 261
Loan and acceptances, net of allowance	309,311		293,601
Residential mortgages [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	286,329		276,158
Allowance for loan losses	159	116	127	120	130	35
Loan and acceptances, net of allowance	286,170		276,031
Residential mortgages [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	22,686		17,054
Allowance for loan losses	163	169	140	88	75	175
Loan and acceptances, net of allowance	22,523		16,914
Residential mortgages [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	674		712
Allowance for loan losses	56	$ 49	56	49	$ 50	$ 51
Loan and acceptances, net of allowance	618		656
Residential mortgages [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	229,721		208,509
Residential mortgages [member] | Low risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	229,627		208,450
Residential mortgages [member] | Low risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	94		59
Residential mortgages [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	69,065		74,047
Residential mortgages [member] | Normal risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	56,298		67,280
Residential mortgages [member] | Normal risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12,767		6,767
Residential mortgages [member] | Medium Risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	8,088		8,550
Residential mortgages [member] | Medium Risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	388		418
Residential mortgages [member] | Medium Risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,700		8,132
Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,455		2,456
Residential mortgages [member] | High risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	16		10
Residential mortgages [member] | High risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,125		2,096
Residential mortgages [member] | High risk [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	314		350
Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	360		362
Residential mortgages [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	360		362
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	211,700		206,152
Allowance for loan losses	1,707		1,623	1,496
Loan and acceptances, net of allowance	209,993		204,529
Consumer instalment and other personal [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	184,329		178,353
Allowance for loan losses	654		619	608
Loan and acceptances, net of allowance	183,675		177,734
Consumer instalment and other personal [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	26,607		27,069
Allowance for loan losses	876		850	746
Loan and acceptances, net of allowance	25,731		26,219
Consumer instalment and other personal [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	764		730
Allowance for loan losses	177		154	142
Loan and acceptances, net of allowance	587		576
Consumer instalment and other personal [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	105,860		94,780
Consumer instalment and other personal [member] | Low risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	103,800		92,653
Consumer instalment and other personal [member] | Low risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,060		2,127
Consumer instalment and other personal [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	67,459		75,307
Consumer instalment and other personal [member] | Normal risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	53,297		61,508
Consumer instalment and other personal [member] | Normal risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	14,162		13,799
Consumer instalment and other personal [member] | Medium Risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	29,217		28,340
Consumer instalment and other personal [member] | Medium Risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	23,910		21,990
Consumer instalment and other personal [member] | Medium Risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,307		6,350
Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	8,707		7,330
Consumer instalment and other personal [member] | High risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,322		2,202
Consumer instalment and other personal [member] | High risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,078		4,793
Consumer instalment and other personal [member] | High risk [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	307		335
Consumer instalment and other personal [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	457		395
Consumer instalment and other personal [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	457		395
Credit Card 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	37,719		36,010
Allowance for loan losses	1,811		1,747	1,667
Loan and acceptances, net of allowance	35,908		34,263
Credit Card 1 [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	31,784		30,676
Allowance for loan losses	687		685	686
Loan and acceptances, net of allowance	31,097		29,991
Credit Card 1 [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,513		4,985
Allowance for loan losses	849		855	801
Loan and acceptances, net of allowance	4,664		4,130
Credit Card 1 [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	422		349
Allowance for loan losses	275		207	$ 180
Loan and acceptances, net of allowance	147		142
Credit Card 1 [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,680		6,543
Credit Card 1 [member] | Low risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,669		6,532
Credit Card 1 [member] | Low risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11		11
Credit Card 1 [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,900		10,897
Credit Card 1 [member] | Normal risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,771		10,760
Credit Card 1 [member] | Normal risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	129		137
Credit Card 1 [member] | Medium Risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	13,116		11,978
Credit Card 1 [member] | Medium Risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11,852		10,794
Credit Card 1 [member] | Medium Risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,264		1,184
Credit Card 1 [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,928		6,508
Credit Card 1 [member] | High risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,492		2,590
Credit Card 1 [member] | High risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,109		3,653
Credit Card 1 [member] | High risk [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	327		265
Credit Card 1 [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	95		84
Credit Card 1 [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	95		84
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	336,053		323,475
Allowance for loan losses	2,888		2,739
Loan and acceptances, net of allowance	333,165		320,736
Business and government [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	315,016		302,250
Allowance for loan losses	1,118		1,091
Loan and acceptances, net of allowance	313,898		301,159
Business and government [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	19,825		20,398
Allowance for loan losses	1,291		1,304
Loan and acceptances, net of allowance	18,534		19,094
Business and government [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,212		827
Allowance for loan losses	479		344
Loan and acceptances, net of allowance	733		483
Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,134		744
Business and government [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,134		744
Business and government [member] | Investment Grade Or Low Normal Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	154,670		145,590
Business and government [member] | Investment Grade Or Low Normal Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	154,559		144,994
Business and government [member] | Investment Grade Or Low Normal Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	111		596
Business and government [member] | Non Investment Grade Or Medium Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	169,968		166,806
Business and government [member] | Non Investment Grade Or Medium Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	159,902		156,749
Business and government [member] | Non Investment Grade Or Medium Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,066		10,057
Business and government [member] | Watch And Classified Or High Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,281		10,335
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	555		507
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,648		9,745
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	78		83
Business and government [member] | Non Investment Grade Or Lower Risk [Member] | Canadian Government Insured [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,000		9,000
Business and government [member] | Non investment grade [member] | Guaranteed by government agencies [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	26,000		28,000
Business And Government And Residential Mortgage [Member]
Disclosure of detailed information about financial instruments [line items]
Non-trading loans at fair value	4,000		3,000
Business And Government And Residential Mortgage [Member] | With No Allowance For Loan Losses [Member] | Impaired Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	139		110
Business And Government And Residential Mortgage [Member] | Insured [Member] | Mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	75,000		77,000
Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	720,214		677,396
Allowance for off-balance sheet credit instruments	988		931
Total off-balance sheet credit instruments, net of allowance	719,226		676,465
Off-balance sheet credit risks [member] | Non Retail Exposures [Member] | Undrawn Component Of Uncommitted Credit And Liquidity Commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	59,000		51,000
Off-balance sheet credit risks [member] | Non Retail Exposures [Member] | Personal Lines Of Credit And Credit Card Lines Cancellable And Banks Discretion [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	367,000		352,000
Off-balance sheet credit risks [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	709,035		664,632
Allowance for off-balance sheet credit instruments	469		433
Total off-balance sheet credit instruments, net of allowance	708,566		664,199
Off-balance sheet credit risks [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	11,082		12,648
Allowance for off-balance sheet credit instruments	517		495
Total off-balance sheet credit instruments, net of allowance	10,565		12,153
Off-balance sheet credit risks [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	97		116
Allowance for off-balance sheet credit instruments	2		3
Total off-balance sheet credit instruments, net of allowance	95		113
Off-balance sheet credit risks [member] | Low risk [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	256,567		241,377
Off-balance sheet credit risks [member] | Low risk [member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	255,699		240,203
Off-balance sheet credit risks [member] | Low risk [member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	868		1,174
Off-balance sheet credit risks [member] | Normal risk [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	89,698		88,291
Off-balance sheet credit risks [member] | Normal risk [member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	88,641		87,113
Off-balance sheet credit risks [member] | Normal risk [member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,057		1,178
Off-balance sheet credit risks [member] | Medium Risk [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	20,996		22,929
Off-balance sheet credit risks [member] | Medium Risk [member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	19,992		21,914
Off-balance sheet credit risks [member] | Medium Risk [member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,004		1,015
Off-balance sheet credit risks [member] | High risk [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	2,417		2,646
Off-balance sheet credit risks [member] | High risk [member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,211		1,272
Off-balance sheet credit risks [member] | High risk [member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,206		1,374
Off-balance sheet credit risks [member] | Default [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	97		116
Off-balance sheet credit risks [member] | Default [member] | Stage 3 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	97		116
Off-balance sheet credit risks [member] | Investment grade [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	246,023		229,592
Off-balance sheet credit risks [member] | Investment grade [member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	246,023		229,592
Off-balance sheet credit risks [member] | Non investment grade [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	101,089		87,943
Off-balance sheet credit risks [member] | Non investment grade [member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	97,218		84,301
Off-balance sheet credit risks [member] | Non investment grade [member] | Stage 2 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	3,871		3,642
Off-balance sheet credit risks [member] | Watch and classified [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	3,327		4,502
Off-balance sheet credit risks [member] | Watch and classified [member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	251		237
Off-balance sheet credit risks [member] | Watch and classified [member] | Stage 2 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	$ 3,076		$ 4,265